Assets pledged, collateral received and assets transferred - Transferred financial assets not qualifying for full derecognition and associated financial liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Repurchase agreements
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying amount of transferred assets	$ 52,413	$ 45,831
Carrying amount of associated liabilities	51,092	45,671
Fair value of transferred assets
Fair value of associated liabilities
Net position
Securities lending agreements
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying amount of transferred assets	38,364	35,122
Carrying amount of associated liabilities	124	3,225
Fair value of transferred assets
Fair value of associated liabilities
Net position
Other sales (recourse to transferred assets only)
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying amount of transferred assets	3,564	2,971
Carrying amount of associated liabilities	3,478	2,885
Fair value of transferred assets	3,619	2,974
Fair value of associated liabilities	3,564	2,897
Net position	$ 55	$ 77